Financial Instruments — Fair Value Measurements (Details) - Schedule of Warrant Liability and Derivative Financial Instrument - Warrant [Member] - $ / shares	9 Months Ended				12 Months Ended
	Dec. 28, 2023		Mar. 31, 2023		Mar. 31, 2023		Mar. 31, 2022
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Remaining term (years)	5 years		5 years 2 months 12 days		5 years 2 months 15 days		5 years 11 months 1 day
Volatility	55.00%	[1]	53.00%	[1]	53.00%	[2]	55.00%	[2]
Risk-free rate	3.80%	[3]	3.60%	[3]	3.60%	[4]	2.40%	[4]
Estimated exercise price	$ 3
Calculated fair value per share	$ 3.7		$ 10.7		$ 10.7		$ 1.8
Minimum [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Estimated exercise price			0.23		0.23		2.5
Maximum [Member]
Schedule of Warrant Liability and Derivative Financial Instrument [Line Items]
Estimated exercise price			$ 5		$ 5		$ 3.5

[1]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[2]	Expected volatility is based upon the historical volatility of a peer group of publicly traded companies.
[3]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date.
[4]	The risk-free rate for the expected term of the warrant is based on U.S. Treasury constant maturities yield at measurement date